Tangible Assets (Owned and Under Finance Leases) - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Increase in assets held under finance lease		€ 269
Plant and equipment	€ 14,216	13,947	€ 12,659
Addition of property plant and equipment	3,258	3,149
Change in addition of property plant and equipment	109
Tangible asset, disposals	11	24
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	76,251	76,696
Tangible asset, disposals	2,223
Internally generated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Addition of property plant and equipment	354	350
Business unit [member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	2,059
TIM S.p.A [member]
Disclosure of detailed information about property, plant and equipment [line items]
Land	178
Buildings	450
Plant and equipment	9,183
Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase in assets held under finance lease	82
Plant and equipment	2,331	2,413
Changes in financial leasing contracts	68	232	€ 1,523
Inflation adjustment to finance lease payment	13	16
Assets held under finance lease [member] | TIM S.p.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Changes in financial leasing contracts	54
Assets held under finance lease [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	4,060	€ 3,976
Plant and equipments [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible asset, disposals	2,188
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Higher tangible assets and related payables for financial leases	€ 52
Finance leases on vehicles description	In 2017, 3,583 new leases on industrial vehicles were negotiated by the Parent